Share-based payments	12 Months Ended
Dec. 31, 2022
Share based payments:
Share-based payments

7.	Share-based payments

2021 Equity Incentive Plan

On August 5, 2021, the Company’s Board of Directors adopted and approved the 2021 Equity Incentive Plan (the 2021 Plan), which authorized the Company to grant up to 1,000,000 Class A ordinary shares in the form of incentive share options, non-qualified share options, share appreciation rights, restricted awards, performance share awards, cash awards and other share awards. The types of share-based awards, including the rights amount, terms, and exercisability provisions of grants are determined by the Company’s Board of Directors.

Restricted Share Units (RSUs)

The Company granted 59,441 RSU’s to employees and directors during the year ended December 31, 2022 (2021: 57,896 and 2020: nil ). The table below shows the number of RSUs granted covering an equal number of the Company’s Class A ordinary shares and the weighted-average grant date fair value of the RSUs granted:

	Number of RSUs		Weighted average grant date fair value per share
	2022	2021	2022	2021
As at 1 January	42,896	-	$12.24	-
Granted during the year	59,441	57,896	$8.00	$12.24
Vested during the year (1)	(14,253)	(15,000)	$12.17	$12.24
Forfeited during the year	(442)	-	$12.24	-
As at December 31	87,642	42,896	$11.43	$12.24

(1)	No ordinary shares were issued in connection with the RSUs that vested during the years ended December 31, 2022 and 2021.

RSUs are issued as incentive compensation to executives, employees, and non-employee directors with service being the only condition associated with the award.  Each RSU represents a right to one share of our common stock, upon vesting.  The RSUs are not entitled to voting rights or dividends, if any, until vested. The fair value of the RSUs is determined on the date of grant based on the market price of the Company’s ordinary shares on that date. The fair value of RSUs is expensed rateably over the vesting period, which is generally three years for employees. The total expense recognized related to the RSUs was €0.53 million for the year ended December 31, 2022 (2021: €0.17 million and 2020: €nil ). Total unamortized compensation expense related to the RSUs was €0.35 million as of December 31, 2022 (2021: €0.39 million, which is expected to be recognized over a remaining average vesting period of 1.7 years as of December 31, 2022 (2021: 2.44 years).

Share options

On January 3, 2022, the Company announced that under the 2021 Plan, its Board of Directors (“the Board”) approved an award of options for five of its senior managers. Regarding each senior manager, the award comprises three tranches:

•	Tranche 1: A grant of an option to purchase 200,000 Class A ordinary shares having an exercise price of $10.50 per share to vest over a three-year period.
•	Tranche 2: A grant of an option to purchase an additional 200,000 Class A ordinary shares having an exercise price of $10.50 per share to vest once Parent’s share price closed at or above $18.00 during twenty trading days out of any thirty consecutive trading day period.
•	Tranche 3: Eligibility to receive an option to purchase up to an additional 50,000 Class A ordinary shares having an exercise price equal to the average last sales price of the Class A Ordinary Shares over the five (5) consecutive trading day period ending on the date of grant, but in no event to be lower than $10.50 per share, for each of calendar years 2022, 2023 and 2024, each to be granted based on individual performance at the discretion of the Compensation Committee of the board of directors. The board of directors did not grant any awards under this tranche during the year ended December 31, 2022.

All options granted will expire on December 31, 2028.

The Company granted 2,128,554 options to employees and directors during the year ended December 31, 2022 (2021: Nil ). Included in this amount are 128,554 options that were issued to our non-executive directors as part of their annual compensation. These options vested in full by December 31, 2022.

The fair value of the options granted during the year ended December 31, 2022, were estimated using the Black-Scholes option-pricing model. The inputs for the Black-Scholes model require management’s significant assumptions. The risk-free interest rate was based on a normalized estimate of the 7-year U.S. treasury yield. The Company does not have sufficient company-specific historical and implied volatility information and it therefore estimates its expected share volatility based on historical volatility information of reasonably comparable guideline public companies and itself. The Company expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded share price. Expected dividend yield is based on the fact that the Company has never paid cash dividends and its future ability to pay cash dividends on its shares may be limited by the terms of any future debt or preferred securities.

The range of assumptions that the Company used to determine the grant date fair value of employee and director options granted were as follows:

	Tranche 1	Tranche 2	Directors
Volatility	70.91%	70.91%	75.32%
Expected term in years	7	7	6.92
Dividend rate	0%	0%	0%
Risk-free interest rate	1.58%	1.58%	1.58
Hurdle price	-	$18	-
Exercise price	$10.50	$10.50	$6.45
Share price	$9.42	$9.42	5.03
Fair value of option on grant date	$6.14	$6.18	3.31

The table below shows the number of options granted covering an equal number of the Company’s Class A ordinary shares and the weighted-average grant date fair value of the options granted:

	Number of options	Weighted average Grant date fair value per share
Options outstanding December 31, 2021	-	$-
Granted during the year	2,128,554	$5.21
Vested during the year	(461,887)	$3.31
Options outstanding December 31, 2022	1,666,667	$5.21

There were 1,666,667 unvested employee and director options outstanding as of December 31, 2022 (2021: €nil ). Total expense recognized related to the employee and director share options was €2.96 million for the year ended December 31, 2022 (2021: €nil ). Total unamortized compensation expense related to employee and director share options was €8.27 million as of December 31, 2022 (2021: €nil ), expected to be recognized over a remaining weighted average vesting period of 4 years as of December 31, 2022 (2021: nil).

Incentive shares

As part of their compensation package, the non-executive directors that were appointed in December 2020 were granted 5,000 shares for each year of service to the Company.

	Number of shares	Weighted average Grant date fair value per share
Incentive shares outstanding December 31, 2021	30,000	$23
Forfeited	(25,000)	$-
Incentive shares outstanding December 31, 2022	5,000	$23

The above shares vest at the discretion of the board of directors. In exchange for the share options that were granted above, the holders of the incentive shares agreed to forfeit their rights to incentive shares relating to years two and three of their tenure as a non-executive director. The total expense for these shares recognised in the year ended December 31, 2022, and 2021 was €0.02 million and €0.33 million respectively.

As of December 31, 2022, there was no unrecognised share-based payment expense related to the incentive shares. The shares have been recorded at their fair value at December 31, 2022.

Reconciliation to statement of profit and loss

	2022	2021	2020
	€’000	€’000	€’000
2020 Earn-Out	-	(1,400)	1,400
RSUs	526	228	-
Incentive shares	21	331	38
Options	2,962	-	-
Share-based payment expense/ (credit)	3,509	(841)	1,438